Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2017
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	276,149	77,735	353,884

Income taxes:
Current	80,225	35,402	115,627
Deferred	(7,453)	(10,150)	(17,603)

	72,772	25,252	98,024

	Year ended December 31, 2016
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	135,131	109,520	244,651

Income taxes:
Current	47,687	27,806	75,493
Deferred	4,126	3,062	7,188

	51,813	30,868	82,681

	Year ended December 31, 2015
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	228,871	118,567	347,438

Income taxes:
Current	80,020	31,413	111,433
Deferred	3,414	1,258	4,672

	83,434	32,671	116,105

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 31%, 33% and 35% for the years ended December 31, 2017, 2016 and 2015, respectively.

The statutory income tax rate utilized for deferred tax assets and liabilities which are expected to be settled or realized in the periods from January 1, 2017 is approximately 31%. The adjustments of deferred tax assets and liabilities for amendments to the Japanese tax regulations which have been reflected in income taxes in the consolidated statements of income for the years ended December 31, 2016 and 2015 were ¥3,498 million and ¥6,456 million, respectively.

The Tax Cuts and Jobs Act of 2017 (the “Act”) was enacted in the U.S. on December 22, 2017. Due to the Act, the federal corporate income tax rate in the U.S. is reduced from 35% to 21% from the fiscal year commencing on January 1, 2018. The adjustment to deferred tax assets and liabilities for the tax rate change was tax benefit of ¥14,563 million for the year ended December 31, 2017. The impacts related to other changes from the Act are not material.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2017	2016	2015
Japanese statutory income tax rate	31.0%	33.0%	35.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes *	3.7	0.8	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.1)	(3.0)	(2.9)
Tax credit for research and development expenses	(4.8)	(3.0)	(4.8)
Change in valuation allowance	1.7	(0.8)	(0.4)
Effect of enacted changes in tax laws and rates on Japanese tax	—	1.4	1.9
Effect of enacted changes in U.S. tax laws	(3.6)	—	—
Other	1.8	5.4	3.8

Effective income tax rate	27.7%	33.8%	33.4%

*	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2017	2016
	(Millions of yen)
Other assets	150,854	149,866
Other noncurrent liabilities	(90,010)	(108,429)

	60,844	41,437

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below:

	December 31
	2017	2016
	(Millions of yen)
Deferred tax assets:
Inventories	11,921	15,387
Accrued business tax	4,705	1,835
Accrued pension and severance cost	98,114	108,781
Research and development – costs capitalized for tax purposes	5,383	5,998
Property, plant and equipment	33,488	26,519
Accrued expenses	30,126	31,316
Net operating losses carried forward	29,006	29,167
Other	38,526	33,782

	251,269	252,785
Less valuation allowance	(30,783)	(26,687)

Total deferred tax assets	220,486	226,098
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,859)	(9,450)
Net unrealized gains on securities	(1,815)	(7,321)
Tax deductible reserve	(4,396)	(4,449)
Financing lease revenue	(38,287)	(47,802)
Intangible assets	(74,377)	(85,888)
Other	(30,908)	(29,751)

Total deferred tax liabilities	(159,642)	(184,661)

Net deferred tax assets	60,844	41,437

The net changes in the total valuation allowance were an increase of ¥4,096 million for the year ended December, 2017 and a decrease of ¥6,244 million and ¥4,567 million for the years ended December 31, 2016 and 2015, respectively.

Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the valuation allowance, at December 31, 2017.

At December 31, 2017, Canon had net operating losses which can be carried forward for income tax purposes of ¥185,637 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	654
After one year through five years	38,641
After five years through ten years	39,278
After ten years through twenty years	52,250
Indefinite period	54,814

Total	185,637

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥27,361 million for a portion of undistributed earnings of foreign subsidiaries of ¥961,735 million as of December 31, 2017 because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2017	2016	2015
	(Millions of yen)
Balance at beginning of year	7,318	6,056	6,431
Additions for tax positions of the current year	2,956	2,741	2,174
Additions for tax positions of prior years	250	—	165
Reductions for tax positions of prior years	(915)	(665)	(1,180)
Settlements with tax authorities	—	(370)	(505)
Other	673	(444)	(1,029)

Balance at end of year	10,282	7,318	6,056

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, were ¥10,282 million and ¥7,318 million at December 31, 2017 and 2016, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax examination settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2017, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2017 and 2016, and interest and penalties included in income taxes for the years ended December 31, 2017, 2016 and 2015 were not significant.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2017 with few exceptions. Canon is also no longer subject to a transfer pricing examination by the tax authority for years before 2017 with few exceptions. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2007 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2006 in major foreign tax jurisdictions.